SEGMENT INFORMATION - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	€ 55,108	€ 44,065	€ 41,662
Cost of sales	(30,916)	(25,643)	(23,283)
Gross profit	24,193	18,422	18,379
R&D expenses	(4,920)	(3,402)	(4,496)
Selling and marketing expenses	(16,379)	(10,732)	(9,279)
G&A expenses	(7,152)	(5,900)	(4,335)
Segment operating income (loss)	(4,257)	(1,612)	269
Total Assets	101,123	77,226
Goodwill	2,412	2,412
Product
Revenues	55,108	44,060	41,649
RPP's and leases
Revenues	5,617	4,968	4,745
Cost of sales	(3,387)	(3,108)	(2,601)
Spare parts and services
Revenues	11,030	10,052	9,382
Cost of sales	(7,000)	(6,354)	(5,732)
FDA [Member]
Revenues	55,108	44,065	41,662
Cost of sales	(30,916)	(25,643)	(23,283)
Gross profit	24,193	18,422	18,379
R&D expenses	(4,920)	(3,402)	(4,496)
Selling and marketing expenses	(16,379)	(10,732)	(9,279)
G&A expenses	(7,152)	(5,900)	(4,335)
Total expenses	(28,450)	(20,034)	(18,110)
Segment operating income (loss)	(4,257)	(1,612)	269
Total Assets	101,123	77,226	55,193
Capital expenditures	2,378	1,636	2,010
Non-current assets	10,605	9,845	9,801
Goodwill	2,412	2,412	2,412
FDA [Member] | Product
Revenues	38,462	29,040	27,523
FDA [Member] | RPP's and leases
Revenues	5,617	4,968	4,745
FDA [Member] | Spare parts and services
Revenues	11,030	10,052	9,382
FDA [Member] | Product and Services, Excluding Other
Revenues	55,108	44,060	41,649
FDA [Member] | Other revenues.
Revenues		6	12
Operating Segments | High Intensity Focused Ultrasound (HIFU)
Revenues	15,634	9,915	11,438
Cost of sales	(6,788)	(5,311)	(5,144)
Gross profit	8,846	4,604	6,293
R&D expenses	(3,525)	(2,238)	(2,583)
Selling and marketing expenses	(8,083)	(3,910)	(3,151)
G&A expenses	(2,131)	(1,481)	(1,005)
Total expenses	(13,739)	(7,630)	(6,738)
Segment operating income (loss)	(4,894)	(3,025)	(445)
Total Assets	16,293	13,597	16,279
Capital expenditures	1,715	1,234	1,144
Non-current assets	4,269	3,689	3,706
Goodwill	645	645	645
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product
Revenues	9,437	4,515	6,000
Operating Segments | High Intensity Focused Ultrasound (HIFU) | RPP's and leases
Revenues	4,287	3,679	3,594
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Spare parts and services
Revenues	1,909	1,715	1,831
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product and Services, Excluding Other
Revenues	15,634	9,910	11,425
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Other revenues.
Revenues		6	12
Operating Segments | Urology Devices and Services (ESWL)
Revenues	11,568	11,016	12,882
Cost of sales	(6,732)	(6,080)	(7,232)
Gross profit	4,836	4,936	5,649
R&D expenses	(950)	(835)	(1,555)
Selling and marketing expenses	(1,887)	(2,048)	(2,052)
G&A expenses	(1,077)	(1,161)	(964)
Total expenses	(3,914)	(4,043)	(4,572)
Segment operating income (loss)	922	893	1,078
Total Assets	12,997	13,596	15,567
Capital expenditures	307	141	309
Non-current assets	2,149	2,185	2,466
Goodwill	496	496	496
Operating Segments | Urology Devices and Services (ESWL) | Product
Revenues	4,880	4,236	6,248
Operating Segments | Urology Devices and Services (ESWL) | RPP's and leases
Revenues	1,058	1,022	927
Operating Segments | Urology Devices and Services (ESWL) | Spare parts and services
Revenues	5,630	5,758	5,707
Operating Segments | Urology Devices and Services (ESWL) | Product and Services, Excluding Other
Revenues	11,568	11,016	12,882
Operating Segments | Distribution (DISTRIB) Division [Member]
Revenues	27,907	23,134	17,342
Cost of sales	(17,396)	(14,252)	(10,906)
Gross profit	10,511	8,882	6,436
R&D expenses	(444)	(329)	(358)
Selling and marketing expenses	(6,409)	(4,774)	(4,076)
G&A expenses	(1,690)	(1,355)	(900)
Total expenses	(8,543)	(6,458)	(5,335)
Segment operating income (loss)	1,968	2,424	1,102
Total Assets	26,407	25,344	20,795
Capital expenditures	356	261	557
Non-current assets	4,187	3,971	3,628
Goodwill	1,271	1,271	1,271
Operating Segments | Distribution (DISTRIB) Division [Member] | Product
Revenues	24,145	20,289	15,274
Operating Segments | Distribution (DISTRIB) Division [Member] | RPP's and leases
Revenues	272	267	224
Operating Segments | Distribution (DISTRIB) Division [Member] | Spare parts and services
Revenues	3,491	2,578	1,844
Operating Segments | Distribution (DISTRIB) Division [Member] | Product and Services, Excluding Other
Revenues	27,907	23,134	17,342
Reconciling Items | EDAP Technomed Co Ltd. [Member]
Selling and marketing expenses			0
G&A expenses	(2,254)	(1,904)	(1,465)
Total expenses	(2,254)	(1,904)	(1,465)
Segment operating income (loss)	(2,254)	(1,904)	(1,465)
Total Assets	€ 45,426	€ 24,690	€ 2,551